Document and Entity Information	Jun. 20, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001297989
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jun. 20, 2023
Entity Registrant Name	EXLSERVICE HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-33089
Entity Tax Identification Number	82-0572194
Entity Address, Address Line One	320 Park Avenue
Entity Address, Address Line Two	29th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	277-7100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	EXLS
Security Exchange Name	NASDAQ